Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	[1]		$ 17,346,035	$ 9,807,667
Allowance for expected credit losses			(109,651)	(123,632)
Net carrying amount		$ 16,967,568	$ 17,236,384	$ 9,684,035

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.